Strategic investments (Tables)	12 Months Ended
Dec. 31, 2022
Strategic investments [Abstract]
Schedule of components of strategic investments
December 31, December 31,
2022 2021
$ $
Beauce Gold Fields (“BGF”) shares – level 1 56,419 123,095
HPQ Silicon Inc. (“HPQ”) shares - level 1 5,415,749 12,306,196
HPQ warrants – level 3 770,466 2,472,368
6,242,634 14,901,659
(“BGF”) shares – level 1 (“HPQ”) shares - level 1 HPQ warrants – level 3
Quantity $ Quantity $ Quantity $
Balance, December 31, 2020 1,025,794 123,095 14,990,200 16,489,220 25,844,600 23,379,435
Additions
— —
8,268,000 8,070,109 — —
Exercised

— —
16,250,000 11,700,000 (16,250,000) (9,181,250)
Disposed
— —
(12,755,600) (14,252,732)
— —
Change in the fair value
—
—
—
(9,700,401)
—
(11,725,817)
Balance, December 31, 2021 1,025,794 123,095 26,752,600 12,306,196 9,594,600 2,472,368
Additions
— —
6,800,000 3,196,000 6,800,000 408,000
Disposed
— —
(11,447,500) (3,922,244)
— —
Change in the fair value
—
(66,676) — (6,164,203)
—
(2,109,902)
Balance, December 31, 2022 1,025,794 56,419 22,105,100 5,415,749 16,394,600 770,466

Schedule of changes in strategic investments
Number of Number of
warrants warrants
Exercise
Expiry date Dec 31, 2021 Additions Exercised Dec 31, 2022
price ($)

April 29, 2023 1,200,000
— —
1,200,000 0.10
June 2, 2023 4,394,600
— —
4,394,600 0.10
September 3, 2023 4,000,000
— —
4,000,000 0.61
April 20, 2024 — 6,800,000
—
6,800,000 0.60
9,594,600 6,800,000 — 16,394,600

Schedule of assumptions used in estimating fair value of the HPQ warrants
Number of warrants 6,800,000
Date of issuance
April 20, 2022

Exercise price ($) 0.60
Assumptions under the Black-Scholes model:

Fair value of the shares ($) 0.47
Risk-free interest rate (%) 2.47
Expected volatility (%) 107.60
Expected dividend yield –
Contractual remaining life (number of months) 24
2022 2021
Number of warrants 1,200,000 4,394,600 4,000,000 6,800,000 1,200,000 4,394,600 4,000,000
Date of issuance April 29, 2020 June 2, 2020 Sept. 3, 2020 April 20, 2022 April 29, 2020 June 2, 2020 Sept. 3, 2020
Exercise price ($) 0.1 0.1 0.61 0.60 0.1 0.1 0.61
Assumptions under the Black-
Scholes model:
Fair value of the shares ($) 0.25 0.25 0.25 0.25 0.46 0.46 0.46
Risk-free interest rate (%) 4.03 4.03 4.03 4.03 1.22 1.22 1.22
Expected volatility (%) 80.55 73.74 76.85 74.58 89.88 94.01 110.47
Expected dividend yield – – – – – – –
Contractual remaining life (in
months) 4 5 8 16 16 17 20